Assets Measured at Fair Value On Non Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	$ 8,404	$ 8,404
Acquired intangibles		1,800	0	0
Goodwill	1,700	1,661
Acquired Intangible Assets
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	2,138	2,138
Goodwill
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	6,266	6,266
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	8,404	8,404
Fair Value, Inputs, Level 3 | Acquired Intangible Assets
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	2,138	2,138
Fair Value, Inputs, Level 3 | Goodwill
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring basis	6,266	6,266
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Acquired intangibles		1,754
Goodwill		1,661
Total		$ 3,415